Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Hippo Enterprises Inc And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Summary Of Disaggregation Of Revenue by Major Source
The following table disaggregates the Company’s revenues by major source (in millions):

	Year Ended December 31,
	2020	2019
Net earned premium	$17.1	$—
MGA commissions, net	12.4	20.1
Agency commissions, net	10.0	6.6
Policy fees	4.3	2.8
Claims processing fees	4.7	2.2
Other revenue	2.0	0.8
Net investment income	1.1	2.2

Total revenue, net	$51.6	$34.7